INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Amortized Cost, Amounts maturing in:
One year or less	$ 2,636	$ 2,731
After one year through five years	14,505	13,904
After five years through ten years	59,166	60,480
After ten years	381,074	379,970	[1]
Total debt securities, Amortized Cost	457,381	457,085
Equity securities, Amortized Cost	10	23
Total securities, Amortized Cost	457,391	457,108		449,744
Fair Value, Amounts maturing in:
One year or less	2,686	2,784
After one year through five years	15,431	14,873
Due after five through ten years	60,946	61,811
After five years through ten years	380,385	376,986
Total debt securities, Fair Value	459,448	456,454
Equity securities, Fair Value	56	71
Total securities, Fair Value	459,504	456,525		466,419
Mortgage Backed Securities and Collateralized Mortgage Obligations [Member]
Amortized Cost, Amounts maturing in:
After ten years		$ 317,000

[1]	Of the $380 million (amortized cost) in this category, $317 million (amortized cost) consisted of mortgage-backed securities ("MBS") and collateralized mortgage obligations ("CMO"), which are presented based on contractual maturities. However, the remaining lives of such securities are expected to be much shorter due to anticipated payments.